Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of Breakdown of Borrowings
This note provides a breakdown of borrowings in place as at June 30, 2023 and December 31, 2022.

(in €‘000)	Interest rate	Maturity	June 30, 2023	December 31, 2022
Renewed facility	Euribor* + 3.9%**	December 19, 2027	312,400	269,033
Total			312,400	269,033
*The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**The margin of 3.9% will increase by 0.2% per year, for the first time in December 2025.

Summary of Carrying Amount of Assets Pledged	The carrying amount of assets pledged as security for the renewed facility is as follows:

(in €‘000)	June 30, 2023	December 31, 2022
Current assets
Floating charge
Cash and cash equivalents	59,187	56,317
Trade receivables	12,310	—
Total current assets pledged as security	71,497	56,317

Non-current assets
Floating charge
Non-current other financial assets	10,500	10,500
Total non-current assets pledged as security	10,500	10,500

Total assets pledged as security	81,997	66,817

Disclosure Of Covenant Ratios
The target covenant ratios are determined based on a twelve-month running basis and are as follows:

Testing period ending on	Leverage ratio	Interest cover ratio
June 30, 2023	Unconditional	-0.8x
December 31, 2023	Unconditional	-0.9x
June 30, 2024	34x	0.4x
December 31, 2024	5.4x	2.3x
June 30, 2025	3.2x	3.8x
December 31, 2025	2.2x	5.5x
June 30, 2026	2.2x	5.5x
December 31, 2026	2.2x	5.5x
June 30, 2027	2.2x	5.5x
The target drawdown stop conditions are determined based on a twelve-month running basis and are as follows:

Testing period ending on	EBITDA margin (drawstop)	EBITDA (drawstop)		Fast/ultrafast charging equipment utilization rate (drawstop)
June 30, 2023	-4.3%	€(8.5)	million	10.4%
December 31, 2023	-5.8%	€(11.6)	million	11.5%
June 30, 2024	8.1%	€19.8	million	12.7%
December 31, 2024	19.4%	€68.2	million	12.9%
June 30, 2025	24.1%	€111.2	million	14.2%
December 31, 2025	27.3%	€157.5	million	15.5%
June 30, 2026	28.9%	€200.0	million	16.6%
December 31, 2026	Unconditional	Unconditional		Unconditional
June 30, 2027	Unconditional	Unconditional		Unconditional